Offerings - Offering: 1	Apr. 15, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 20,038,811.06
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,767.36
Offering Note	Pursuant to General Instruction II.C(1) to Schedule 14D-1F, the amount of the Filing Fee has been calculated based on the market value of the outstanding common shares (the "Common Shares") of Pacific Booker Minerals Inc. ("Pacific Booker") as of April 10, 2026 of US$20,038,811.06. Such value is calculated based upon (a) 20,078,969, which is the number of outstanding Common Shares of Pacific Booker to be received by American Eagle Gold Corp. or cancelled in the transaction described herein, and (b) Cdn$ 1.38 (US$0.998), which is the market value per Common Share of Pacific Booker (based upon the average of the high and low sales prices reported for such Common Shares on the TSXV Venture Exchange on April 10, 2026). For purposes of this calculation, Cdn$ 1.00 = US$ 0.7233, which is the inverse of the exchange rate for Canadian dollars published by the Bank of Canada on April 10, 2026 (US$ 1.00 = Cdn$1.3825).